CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Additional Paid-in Capital	Employee stock options	Accumulated deficit	Reserve of exchange differences on translation	Reserve of change in fair value of financial liability attributable to change in credit risk of liability	Treasury shares	Ordinary shares	Total
Beginning balance at Dec. 31, 2019	$ 109	$ 640	$ (53,233)	$ (67)			$ 31,356	$ (21,195)
Net loss			(5,593)					(5,593)
Other comprehensive (loss) income			(36)	634				598
Total comprehensive loss			(5,629)	634				(4,995)
Share-based payment transactions		336						336
Employee stock options exercised	30	(30)					111	111
Purchase of treasury shares						$ (10,000)		(10,000)
Retirement of treasury shares	(14)		(8,359)			$ 10,000	(1,627)	(1,627)
Ending balance at Dec. 31, 2020	125	946	(67,221)	567			29,840	(35,743)
Net loss			(156,852)					(156,852)
Other comprehensive (loss) income			(24)	123	$ (58)			41
Total comprehensive loss			(156,876)	123	(58)			(156,811)
Share-based payment transactions		1,782						1,782
Employee stock options exercised	183	(165)					312	330
Ending balance at Dec. 31, 2021	308	2,563	(224,097)	690	(58)		30,152	(190,442)
Net loss			(161,744)					(161,744)
Other comprehensive (loss) income			22	(1,097)	(7)			(1,082)
Total comprehensive loss			(161,722)	(1,097)	(7)			(162,826)
Share-based payment transactions		2,175						2,175
Employee stock options exercised	5,447	(2,518)					2,663	5,592
Issuance of ordinary shares upon Reverse Recapitalization (refer to Note 1 for definition), net of issuance costs	102,237						1,726	103,963
Conversion of Perfect ordinary shares as part of the Reverse Recapitalization	446,217						(22,715)	423,502
Reclassification adjustment- Credit risks changes in financial instrument			(65)		$ 65
Ending balance at Dec. 31, 2022	$ 554,209	$ 2,220	$ (385,884)	$ (407)			$ 11,826	$ 181,964